Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jun. 30, 2019 USD ($) Customer	Jun. 30, 2018 USD ($) Customer	Jun. 30, 2017 Customer
Summary of Significant Accounting Policies (Textual)
Percentage of value added tax	6.00%
Tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive income (loss) in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2019, 2018 and 2017. All of the tax returns of the Company's subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2023.
Functional currency, description	The functional currency for the Company's PRC subsidiaries is the RMB, and the financial statements are presented in U.S. dollars. The RMB depreciated by 2.0% in fiscal 2017, appreciated by 2.4% in fiscal 2018 and depreciated by 3.8% in fiscal 2019, respectively.
Short-term investments	$ 1,791,697
Warrants expiry period, description	The warrants carry a term of five years expiring in May 2023 and are exercisable during the five-year period.
Percentage of goodwill	100.00%	100.00%
Singapore [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	$ 450,388	$ 81,644
Australia [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	25,444	4,005
Hong Kong [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	4,233,919	5,568,360
Mainland China [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	$ 1,891,584	4,012,088
Taiwan [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit		$ 76,789
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk	25.70%	30.80%	38.60%
Number of customers | Customer	1	1	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk	30.00%	35.90%
Number of customers | Customer	1	1
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest in the voting shares of the investee	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest in the voting shares of the investee	20.00%